U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549
                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

1.     Name and address of issuer:
       Putnam Funds Trust
       One Post Office Square
       Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Putnam International Growth & Income Fund Class A, B and M shares Putnam High Yield Total Return Fund
       Class A, B and M shares

3.     Investment Company Act File Number:     811-07513
       Securities Act File Number:             33-3315

4. Last day of fiscal year for which this notice is filed: June 30, 1997

5.     Check box if this notice is being filed more than
       180 days after the close of the issuer's fiscal year
       for the purposes of reporting securities sold after
       the close of the fiscal year but before termination
       of the issuer's 24f-2 declaration:
                                        [   ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction
       A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule
       24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       Putnam International Growth & Income Fund: None
       Putnam High Yield Total Return Fund: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
       Putnam International Growth & Income Fund:
            None
       Putnam High Yield Total Return Fund:
            None

9. Number and aggregate sale price of securities sold during the fiscal year:
       Putnam International Growth & Income Fund:
            39,825,367 shares; $388,355,541
       Putnam High Yield Total Return Fund;
             2,818,240 shares; $ 24,154,391


10.    Number and aggregate sale price of securities sold
       during the fiscal year in reliance upon registration
       pursuant to Rule 24f-2:
       Putnam International Growth & Income Fund:
            39,825,367 shares;  $388,355,541
       Putnam High Yield Total Return Fund:
              2,818,240 shares; $ 24,154,391

11.    Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend
       reinvestment plans, if applicable (see Instruction
       B.7):
       Putnam International Growth & Income Fund:
            45,486 shares;  $449,909
       Putnam High Yield Total Return Fund:
            25,260 shares;  $215,160


























12.    Calculation of registration fee for Putnam
       International Growth & Income Fund:


(i)  Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2     $388,355,541
(from Item 10):

(ii) Aggregate price of shares issued in
connection with dividend reinvestment plans              $449,909
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or
repurchased during the fiscal year (if                $76,863,054
applicable):

(iv) Aggregate price of shares redeemed or
repurchased and previously applied as a                      NONE
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)  Net aggregate price of securites sold and
issued during the fiscal year in reliance on         $311,942,396
Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi) Multiplier prescribed by Section 6(b) of
the Securities Act of 1933 or other applicable       1/33rd of 1%
law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by
line (vi)]:                                            $94,528.00



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 28, 1997

12.    Calculation of registration fee for Putnam High
       Yield Total Return Fund:

(i)  Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2      $24,154,391
(from Item 10):

(ii) Aggregate price of shares issued in
connection with dividend reinvestment plans              $215,160
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or
repurchased during the fiscal year (if                 $2,904,698
applicable):

(iv) Aggregate price of shares redeemed or
repurchased and previously applied as a                      NONE
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)  Net aggregate price of securites sold and
issued during the fiscal year in reliance on          $21,464,853
Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi) Multiplier prescribed by Section 6(b) of
the Securities Act of 1933 or other applicable       1/33rd of 1%
law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by        $6,504.50
line (vi)]:


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 28, 1997

                         SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

/s/ John D. Hughes
____________________________
John D. Hughes
                              Senior Vice President
                              and Treasurer

Date:  August 28, 1997